Leases - Schedule of Maturity Payments (Details) $ in Thousands	Mar. 31, 2022 USD ($)
Leases [Abstract]
2022	$ 4,050
2023	4,804
2024	4,141
2025	2,903
2026	2,671
Thereafter	4,647
Total lease payments	23,216
Less: imputed interest	(3,961)
Present value of lease liabilities	$ 19,255